Directors' emoluments and staff costs (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) employee	Dec. 31, 2017 GBP (£) employee	Dec. 31, 2016 GBP (£) employee
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	14.0	12.0	7.0
Aggregate emoluments of directors:
Share-based payment charge	£ 2,900,000	£ 2,920,000
Aggregate other staff costs:
Share-based payment charge	2,900,000	2,920,000
Post-employment benefit expense, defined contribution plans	63,000	55,000	£ 30,000
Prepaid or accrued contributions	0	0	0
Directors
Aggregate emoluments of directors:
Salaries and other short-term employee benefits	830,000	897,000	951,000
Social security costs	94,000	103,000	118,000
Incremental payment for additional services	27,000	0	44,000
Other pension costs	10,000	17,000	19,000
Total directors' emoluments	961,000	1,017,000	1,132,000
Share-based payment charge	1,337,000	1,037,000	257,000
Directors' emoluments including share-based payment charge	2,298,000	2,054,000	1,389,000
Aggregate other staff costs:
Social security costs	94,000	103,000	118,000
Incremental payment for additional services	27,000	0	44,000
Share-based payment charge	1,337,000	1,037,000	257,000
Other pension costs	10,000	17,000	19,000
Executive Officers
Aggregate emoluments of directors:
Social security costs	83,000	81,000	22,000
Incremental payment for additional services	0	0	0
Other pension costs	19,000	17,000	2,000
Share-based payment charge	769,000	1,332,000	235,000
Aggregate other staff costs:
Wages and salaries	857,000	864,000	512,000
Social security costs	83,000	81,000	22,000
Incremental payment for additional services	0	0	0
Share-based payment charge	769,000	1,332,000	235,000
Other pension costs	19,000	17,000	2,000
Total other staff costs	1,728,000	2,294,000	771,000
Other Staff
Aggregate emoluments of directors:
Social security costs	150,000	101,000	76,000
Incremental payment for additional services	0	0	58,000
Other pension costs	34,000	21,000	9,000
Share-based payment charge	795,000	550,000	84,000
Aggregate other staff costs:
Wages and salaries	1,622,000	1,272,000	515,000
Social security costs	150,000	101,000	76,000
Incremental payment for additional services	0	0	58,000
Share-based payment charge	795,000	550,000	84,000
Other pension costs	34,000	21,000	9,000
Total other staff costs	£ 2,601,000	£ 1,944,000	£ 742,000
Research and Development
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	7.0	7.0	5.0
General and Administrative
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	7.0	5.0	2.0